Net income Per Share	6 Months Ended
Jun. 30, 2024
Net income Per Share [Abstract]
Net income per share
20.	Net income per share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Numerator:
Net income	9,361	16,411
Net loss attributable to non-controlling interests	97	974
Numerator for basic and diluted net income per share calculation	9,458	17,385
Denominator:
Weighted average number of ordinary shares	13,937,948,159	20,827,256,643
Denominator for basic and diluted net income per share calculation	13,937,948,159	20,827,256,643
Net income per ordinary share
-Basic and diluted	0.001	0.001

The potentially dilutive securities that have not been included in the calculation of diluted net income per share as their inclusion would be anti-dilutive or immaterial to the net income per share are as follows:

	As of June 30,
	2023	2024
	RMB	RMB
Share options to employees	67,345,126	65,119,001
Total	67,345,126	65,119,001